Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2021
Cash Flow Hedging [Member]
Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts

The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2020 and 2021:

	As of March 31, 2020
	Notional	Current Liabilities	Other Asset	Other Assets	Current Liabilities
	Amount	(Fair value)	(Fair value)	(Fair value)	(Fair value)
	(US$)	(INR)	(INR)	(US$)	(US$)
	Audited
	(In million)
Forward exchange option contracts	2.6	-	4	0.0	-
Fair valuation of swaps and options	849.7	-	6177	81.9	-
Forward exchange derivative contracts	57.4	-	115	1.5	-
Fair valuation of swaps and forward	13.4	29		-	0.4

	As of March 31, 2021
	Notional Amount	Non- Current Liabilities (Fair Value)	Prepaid expenses and other current assets (Fair Value)	Other Assets (Fair Value)	Other Assets (Fair Value)	Non- Current Liabilities (Fair Value)	Prepaid expenses and other current assets (Fair Value)
	(US$)	(INR)	(INR)	(INR)	(US$)	(US$)	(US$)
	Audited
	(In million)
Fair valuation of swaps and options	849.7	-	-	5,765	78.8	-	-
Forward exchange derivative contracts	11.2	-	-	21	0.3	-	-
Fair valuation of swaps and forward	94.6	251	-	-	-	3.4	-
Forward exchange derivative contracts	46.1	-	38	-	-	-	0.5

	March 31, 2021
	Notional	Current Liabilities	Other Assets	Current Liabilities
	(US$)	(INR)	(INR)	(US$)
	(In million)
Forward exchange derivative contracts	101.4	74	—	1.0

Fair Value Hedging [Member]
Schedule of Changes in Fair Value of Derivatives Designated and Qualifying as Fair Value Hedges	Changes in the fair value of derivatives designated and qualifying as fair value hedges, together with any changes in the fair value of the hedged firm commitments attributable to the hedged risk, will be recorded in in the consolidated balance sheet. The gain or loss on the hedging derivative in a hedge of a foreign-currency-denominated firm commitment and the offsetting loss or gain on the hedged firm commitment is recognized in earnings in the accounting period, post the recognition of the hedged item in the balance sheet.

	As of March 31, 2020
	Notional	Current Liabilities (Fair value)	Prepaid expenses and other current assets (Fair value)	Prepaid expenses and other current assets (Fair value)	Current Liabilities (Fair value)
	(US$)	(INR)	(INR)	(US$)	(US$)
	Audited
	(In million)
Forward exchange derivative contracts	189.6	669	668	8.9	8.9

	As of March 31, 2021
	Notional	Current Liabilities (Fair value)	Prepaid expenses and other current assets (Fair value)	Prepaid expenses and other current assets (Fair value)	Current Liabilities (Fair value)
	(US$)	(INR)	(INR)	(US$)	(US$)
	Audited
	(In million)
Forward exchange derivative contracts	265.1	887	876	12.0	12.1